Leases - Narrative (Details) $ in Thousands		12 Months Ended
	Apr. 26, 2019 ft² option	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 06, 2019 ft²	Jun. 26, 2019 ft²
Leases [Abstract]
Depreciation | $		$ (3,047)	$ (2,938)	$ (2,700)
Rental income | $			$ 600	$ 1,100
Gelesis
Leases - Rental [Line Items]
Lease liability, subleased area (in square feet)						9,446
Dewpoint Therapeutics, Inc.
Leases - Rental [Line Items]
Lease liability, subleased area (in square feet)					11,852
Lease At 6 Tide Street
Leases - Rental [Line Items]
Rentable area (in square feet)	50,858
Lease liability, initial term	10 years 3 months
Lease liability, number of renewal options | option	2
Lease liability, renewal term	5 years